INCOME TAX (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Reduced corporate tax rate as per investment law	12.00%
Tax rate for enterprise located in development area A	7.50%
Tax rate of taxable income as per Tax Cuts And Jobs Act				80.00%
Gross Unrecognized Tax Benefits	$ 7,188	$ 4,370
Domestic
Disclosure Of Income Tax [Line Items]
Primary tax rate of the Company	23.00%	23.00%	23.00%
US
Disclosure Of Income Tax [Line Items]
Net operating loss carryforwards	$ 65,700	$ 79,400
US | RhythmOne
Disclosure Of Income Tax [Line Items]
Net operating loss carryforwards	100,800
US | Amobee
Disclosure Of Income Tax [Line Items]
Net operating loss carryforwards	$ 315,000
Net operating loss carryforwards expiration period	53 years
International
Disclosure Of Income Tax [Line Items]
Net operating loss carryforwards	$ 22,300	$ 16,600